Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Advertising Costs, Policy (Policies)	12 Months Ended
Aug. 31, 2015
Policies
Advertising Costs, Policy	Advertising and marketing expenses Costs for advertising and marketing for the fiscal years ended August 31, 2015 and 2014 were $25,945 and $9,387 respectively.